Note 20 Other assets and liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets [Line Items]
Inventories		€ 325	€ 424	€ 572
Items in course of collection from other banks		93	131	160
Other Assets Accruals		1,490	730	756
Other assets other items		706	649	1,025
Other assets		2,614	1,934	2,513
Other liabilities [Line Items]
Other Liabilities Transactions In Progress		44	48	75
Other Liabilities Accruals		2,566	2,137	1,584
Other items liabilities	[1]	2,269	1,436	1,144
Other liabilities		€ 4,880	€ 3,621	€ 2,802

[1]	(1) The increases relate mainly to the Bank in Spain for items pending settlement.